RESTRICTED CASH AND INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Restricted Cash And Investments Tables Abstract
Restricted cash and investments
	At December 31	At December 31	At January 1
(in thousands)	2018	2017	2017

Cash and cash equivalents	$85	$3,049	$372
Investments	12,170	9,135	2,735
	$12,255	$12,184	$3,107

Restricted cash and investments-by item:
Elliot Lake reclamation trust fund	$3,120	$3,049	$2,972
Letters of credit facility pledged assets	9,000	9,000	-
Letters of credit additional collateral	135	135	135
	$12,255	$12,184	$3,107